Stock-based Compensation - Schedule of Stock Options Activity (Details) - Sarcos Corp and Subsidiaries - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Options outstanding, beginning balance	1,536,897	1,508,788	1,447,968
Options granted	349,750	388,750	287,732
Options exercised	(4,800)	(62,109)	(5,286)
Options cancelled	(116,210)	(298,532)	(221,626)
Options outstanding, ending balance	1,765,637	1,536,897	1,508,788	1,447,968
Options vested or expected to vest	1,765,637	1,536,897
Options exercisable	955,972	987,256
Options outstanding, weighted average exercise price, beginning balance	$ 3.04	$ 2.48	$ 2.10
Options granted, weighted average exercise price	45.05	6.33	5.69
Options exercised, weighted average exercise price	4.23	2.00	2.92
Options cancelled, weighted average exercise price	4.48	4.70	4.17
Options outstanding, weighted average exercise price, ending balance	11.26	3.04	$ 2.48	$ 2.10
Options vested or expected to vest, weighted average exercise price	11.26	3.04
Options exercisable, weighted average exercise price	$ 2.08	$ 1.68
Options outstanding, weighted average remaining contractual term	6 years 6 months 21 days	6 years 9 months 29 days	7 years 4 months 9 days	8 years 1 month 2 days
Options vested or expected to vest, weighted average remaining contractual term	6 years 6 months 21 days	6 years 9 months 29 days
Options exercisable, weighted average remaining contractual term	5 years 2 months 26 days	5 years 9 months 10 days
Options outstanding, aggregate intrinsic value	$ 59,655	$ 5,058	$ 5,848	$ 4,835
Options vested or expected to vest, aggregate intrinsic value	59,655	5,058
Options exercisable, aggregate intrinsic value	$ 41,077	$ 4,592
Options vested or expected to vest	1,765,637	1,536,897
Options vested or expected to vest, weighted average exercise price	$ 11.26	$ 3.04